                         ING VP BALANCED PORTFOLIO, INC.
                            ING VP Balanced Portfolio

                        Supplement Dated January 6, 2006
         to the Adviser Class Prospectus, the Class I Prospectus and the
                  Class S Prospectus Each Dated April 29, 2005

1.   Effective June 17, 2005, the following change was made to the Prospectuses:

     The first sentence of the third paragraph under the section entitled "Investment Strategy" on page 4 of the Adviser Class Prospectus, the Class I Prospectus and the Class S Prospectus is deleted in its entirety and replaced with the following:

     The Portfolio normally invests up to 75% of its total assets in equity securities and at least 25% of its total assets in debt (including money market instruments).

2. Effective December 2005, Omar Aguilar replaced Hugh Whelan as Portfolio Manager to ING VP Balanced Portfolio.

     Effective January 6, 2006, the second paragraph of the section entitled "Management of the Portfolios - ING VP Balanced Portfolio" on page 29 of the Adviser Class Prospectus and page 42 of the Class I Prospectus and the Class S Prospectus is hereby deleted in its entirety and replaced with the following:

     The equity portion of the Portfolio has been managed by Omar Aguilar Ph.D. since December 2005. Dr. Aguilar has been with ING IM since July 2004 and is Head of Quantitative Equity Research. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since 1999.

This Supplement supersedes the Supplement dated June 17, 2005.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                         ING VP BALANCED PORTFOLIO, INC.
                            ING VP Balanced Portfolio

                     Supplement Dated January 6, 2006 to the
 Adviser Class, Class I and Class S Statement of Additional Information ("SAI")
                              Dated April 29, 2005

     Effective December 2005, Omar Aguilar replaced Hugh Whelan as Portfolio Manager to ING VP Balanced Fund. Effective December 2005, all references to Hugh Whelan or Hugh T.M. Whelan are deleted and replaced with Omar Aguilar.

     The tables, and the footnotes thereto, in the sub-sections entitled "Other Accounts Managed" and "Portfolio Manager Ownership of Securities" under the section entitled "Portfolio Managers" on pages 90 and 93, respectively, of the Adviser Class, Class I and Class S SAI are deleted in their entirety and replaced with the following:

     OTHER ACCOUNTS MANAGED

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers:

                               REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                                     COMPANIES                      VEHICLES                    OTHER ACCTS
                            ----------------------------    --------------------------   ---------------------------
                             NUMBER                          NUMBER                      NUMBER
                               OF                              OF                          OF
   PORTFOLIO MANAGER        ACCOUNTS      TOTAL ASSETS      ACCOUNTS    TOTAL ASSETS     ACCOUNTS     TOTAL ASSETS
   -----------------        --------    ----------------    --------   ---------------   --------    ---------------
Omar Aguilar(1)               68        $ 8,006,205,084        15      $ 3,118,739,255      25(2)    $ 5,316,819,520
Kenneth Bragdon(3)             2        $   301,620,332         3      $   467,025,515      67(4)    $ 2,160,655,163
Carolie Burroughs(3)           2        $   721,026,328         0             N/A            0             N/A
Christopher Corapi(3)          1        $ 3,533,199,115         1      $    15,142,359       2       $     3,123,709
Douglas Cote(3)               60        $ 7,093,617,920        17      $ 3,325,027,998      29       $ 4,452,896,692
Mary Ann Fernandez(3)         36        $ 2,714,934,521         0             N/A            0             N/A
Carl Ghielen(3)                8        $   195,195,413         1      $   113,960,234       3       $   233,503,049
Martin Jansen(3)               8        $   195,195,413         1      $   113,960,234       3       $   233,503,049
James B. Kauffmann(3)         53        $ 7,905,224,743        13      $ 1,482,343,368      25(5)    $ 8,158,535,858
Scott Lewis(3)                 2        $ 3,573,105,957         0             N/A            0             N/A
Shiv Mehta(3)                  0              N/A               0             N/A            0             N/A
Richard Welsh(3)               2        $   301,620,332         3      $   467,025,515      67(4)    $ 2,160,655,163
David S. Yealy(3)             16        $ 3,122,294,627         3      $   126,880,313       0             N/A

(1)  As of September 30, 2005.
(2) Four of these accounts with total assets of $764,300,730 have advisory fees that are based on the performance of the accounts.
(3)  As of December 31, 2004.
(4) One of these Accounts with Total Assets of $11,522,633 has an advisory fee that is also based on the performance of the Account.
(5) One of these Accounts with Total Assets of $156,118,065 has an advisory fee that is also based on the performance of the Account.

     PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

          The following table shows the dollar range of shares of the Portfolio owned by the Portfolio Managers, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

                                                     DOLLAR RANGE OF SECURITIES OF THE
              PORTFOLIO MANAGER                               PORTFOLIO OWNED
              -----------------                      ---------------------------------
              Omar Aguilar(1)                                       None
              Kenneth Bradgon(2)                                    None
              Carolie Burroughs(2)                                  None
              Christopher F. Corapi(2)                              None
              Douglas Cote(2)                                       None
              Mary Ann Fernandez(2)                                 None
              Carl Ghielen(2)                                       None
              Martin Jansen(2)                                      None
              James B. Kauffman(2)                                  None
              Scott Lewis(2)                                        None
              Shiv Mehta(2)                                         None
              Richard Welsh(2)                                      None
              David S. Yealy(2)                                     None

          (1) As of September 30, 2005.
          (2) As of December 31, 2004.


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